Summary Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Summary Quarterly Financial Data

20. SUMMARY QUARTERLY FINANCIAL DATA (UNAUDITED)

Unaudited summary quarterly financial data for the year ended December 31, 2013 was as follows:

	2013
	First	Second	Third	Fourth
	Quarter	Quarter (a)	Quarter	Quarter
	(Unaudited)
Total revenues	$238,610	$411,292	$538,389	$271,959

Operating (loss) income	$(35,873)	$30,980	$205,594	$505

Net (loss) income	$(40,360)	$(15,854)	$120,199	$(13,507)

(Loss) earnings per share:
Net (loss) income per share, basic	$(0.49)	$(0.18)	$1.34	$(0.15)

Net (loss) income per share, diluted	$(0.49)	$(0.18)	$1.33	$(0.15)

(a)	During the second quarter of 2013, the Company recorded $50,072 in fees related to the termination of the 2009 Advisory Agreement and $32,429 related to a loss on early extinguishment of debt and write-off of discounts and deferred financing costs.

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(Unaudited)
Total revenues	$212,442	$425,882	$522,255	$263,173

Operating (loss) income	$(48,279)	$93,086	$183,862	$(1,880)

Net (loss) income	$(45,134)	$39,120	$92,257	$(8,799)

(Loss) earnings per share:
Net (loss) income per share, basic	$(0.55)	$0.47	$1.12	$(0.11)

Net (loss) income per share, diluted	$(0.55)	$0.47	$1.11	$(0.11)

Based upon historical results, the Company typically generates its highest revenues in the second and third quarters of each year and incurs a net loss in the first and fourth quarters, in part because six of its theme parks are only open for a portion of the year.